Stock Based Compensation - Weighted average grant-date fair Additional (Details) - Evolv Technologies Holdings Inc [Member] - $ / shares	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Upon Exercise of Warrant	5,127,237		5,127,237	740,991	3,386,246
Warrants exercise price				$ 0.15
Finback BDA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Upon Exercise of Warrant		6,756,653
Warrants exercise price		$ 0.16